Annual Total Returns[BarChart] - Vanguard Emerging Markets Select Stock Fund - Investor Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.57%	0.99%	(6.62%)	(15.26%)	16.86%	32.00%	(12.54%)	21.39%	15.80%